Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, net
6.	Property and Equipment, Net

The following is a breakdown of the Company’s property and equipment:

	June 30,	December 31,
	2018	2017
Furniture and office equipment	$318,596	308,383
Vehicle	146,458	147,922
Leasehold improvements	60,075	8,058
Total property and equipment	525,129	464,363
Less: accumulated depreciation	(352,571)	(337,088)
Property and Equipment, net	$172,558	127,275

The Company recorded depreciation expense of approximately $10,537 and $18,121 for the three and six months ended June 30, 2018 and $32,707 and $200,798 for the three and six months ended June 30, 2017 respectively.

7. Property and Equipment, net

The following is a breakdown of property and equipment:

	December 31,	December 31,
	2017	2016
Furniture and office equipment	$301,006	$1,063,481
Vehicle	147,922	267,023
Office Building	-	3,948,058
Leasehold improvements	-	939,844
Total property and equipment	448,928	6,218,406
Less: accumulated depreciation	(334,935)	(1,254,681)
Property and Equipment, net	$113,993	$4,963,725

The Company recorded depreciation expense of approximately $ 219,705 and $194,174, which is included in its operating expense for the years ended December 31, 2017 and 2016, respectively.